LEASES - Sales-Type Leases (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Less than one year	$ 305	$ 291
One to two years	305	291
Two to three years	305	291
Three to four years	305	291
Four to five years	305	291
More than five years	8,102	8,002
Payments to be received	$ 9,627	$ 9,457